Financial Assets at Amortized Cost (Details) - Schedule of Financial Assets at Amortized Cost - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current items:
Time deposits	$ 20,893,821	$ 27,827,915
Non-current items:
Time deposits	$ 13,643,000	$ 13,643,000